Equity and Share-Based Compensation (Details 2) - Incentive units - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Restricted Stock Awards
Incentive units issued	1,099	1,099
Stock-based compensation expense (in dollars)	$ 0	$ 0